Fair Value Measurements - Narrative (Details) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Nov. 04, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) investment shares	Dec. 31, 2021 USD ($) investment shares	Dec. 31, 2020 USD ($) investment $ / shares shares	Dec. 31, 2019 USD ($)	Jun. 14, 2021 USD ($) shares	May 28, 2021 $ / shares	Oct. 14, 2020 $ / shares shares	Jun. 30, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares				$ 8.86			$ 8.86
Common stock, shares authorized (in shares) | shares		3,100,000,000	3,100,000,000	789,167,056
Proceeds from warrant exercises			$ 95,047	$ 0	$ 0
Reclassification of liabilities to equity upon exercise and redemption of warrants			185,762
Fair value changes in warrant liabilities			107,328	20,525	$ (2,834)
Fair Value | Fair Value, Recurring | Non-securitization investment - ETFs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of non-securitization investments, other		$ 1,486	1,486	6,850
Fair Value | Fair Value, Nonrecurring | Non-securitization Investments - Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of non-securitization investments, other		6,054	6,054	1,147
Level 1 | Fair Value, Recurring | Non-securitization investment - ETFs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of non-securitization investments, other		1,486	1,486	6,850
Level 1 | Fair Value, Nonrecurring | Non-securitization Investments - Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of non-securitization investments, other		0	0	0
Level 1 | Fair Value | Fair Value, Recurring | Non-securitization investment - ETFs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of non-securitization investments, other		1,486	1,486	6,850
Level 1 | Fair Value | Fair Value, Nonrecurring | Non-securitization Investments - Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of non-securitization investments, other		6,054	6,054	1,147
Level 3 | Fair Value, Recurring | Non-securitization investment - ETFs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of non-securitization investments, other		0	0	0
Level 3 | Fair Value, Nonrecurring | Non-securitization Investments - Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of non-securitization investments, other		$ 6,054	$ 6,054	$ 1,147
Level 3 | Fair Value | Fair Value, Nonrecurring | Other Security Investments, Equity Investment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of impaired investments | investment		1	1	1
Fair value of non-securitization investments, other		$ 1,886	$ 1,886	$ 1,147
Impairment charge									$ 803
Realized investment gain		739
Level 3 | Fair Value | Fair Value, Nonrecurring | Other Security Investments, Additional Equity Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of non-securitization investments, other		2,168	2,168
Realized investment gain			3,967
Proceeds from sale of investment			2,000
Payments to acquire investments		$ 2,000
Redemption of Warrants, Exceeds $10.00
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.50
Redemption price per warrant (in dollars per share) | $ / shares	$ 0.10
Ratio of common stock issued in connection with exercise to total shares of common stock per warrant (in shares) | shares	0.361
SoFi Technology Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock, shares authorized (in shares) | shares						28,125,000
Warrant liability						$ 200,250
Number of shares issued upon exercise of warrants (in shares) | shares	15,193,668
Proceeds from warrant exercises	$ 95,047
Reclassification of liabilities to equity upon exercise and redemption of warrants	$ 185,762
Fair value changes in warrant liabilities			$ 14,488
Initial Public Offering | Class A Common Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of shares called for by each public warrant (in shares) | shares								1
Exercise price of warrants (in dollars per share) | $ / shares								$ 11.50
SCH Sponsor V LLC | Private Placement | Social Capital Hedosophia Holdings Corp. V
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of warrants issued (in shares) | shares								8,000,000
SCH Sponsor V LLC | Initial Public Offering | Social Capital Hedosophia Holdings Corp. V
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of warrants issued (in shares) | shares								20,125,000